UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax-Managed Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	7/31/2008

Item 1.	Schedule of Investments

Dryden Tax-Managed Funds – Dryden Large Cap Core Equity Fund

Schedule of Investments

as of July 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.6%
COMMON STOCKS
CONSUMER DISCRETIONARY 6.7%
Diversified Consumer Services 0.7%
56,700	H&R Block, Inc.	$1,379,511

Hotels, Restaurants & Leisure 1.7%
1,700	California Pizza Kitchen, Inc.(a)	22,185
5,000	Darden Restaurants, Inc.	162,850
41,100	McDonald’s Corp.	2,457,369
20,300	YUM! Brands, Inc.	727,146

		3,369,550

Internet & Catalog Retail 0.1%
1,600	IAC/InterActiveCorp.(a)	27,936
10,400	Stamps.com Inc.(a)	141,544

		169,480

Media 2.4%
3,500	Comcast Corp. (Class A)	72,170
71,900	DIRECTV Group, Inc. (The)(a)(b)	1,942,738
15,900	Gannett Co., Inc.(b)	288,108
16,400	Time Warner, Inc.(b)	234,848
2,900	Valassis Communications, Inc.(a)	25,578
16,800	Viacom, Inc. (Class B)(a)	469,224
58,860	Walt Disney Co. (The)(b)	1,786,401

		4,819,067

Multiline Retail
2,900	Macy’s, Inc.	54,549

Specialty Retail 0.6%
34,000	AutoNation, Inc.(a)(b)	350,880
17,400	Gap, Inc. (The)	280,488
16,600	Home Depot, Inc.(b)	395,578
11,200	Rent-A-Center, Inc.(a)(b)	237,440
1,000	Urban Outfitters, Inc.(a)	33,010

		1,297,396

Textiles, Apparel & Luxury Goods 1.2%
51,500	Coach, Inc.(a)(b)	1,313,765
4,700	Deckers Outdoor Corp.(a)(b)	531,147
35,900	Jones Apparel Group, Inc.	600,966
13,100	Quiksilver, Inc.(a)	100,477

		2,546,355

CONSUMER STAPLES 10.2%
Beverages 2.1%
2,200	Anheuser-Busch Cos., Inc.	149,072
49,200	Coca-Cola Co. (The)	2,533,800
9,900	Coca-Cola Enterprises, Inc.	167,607
6,100	Pepsi Bottling Group, Inc.	169,885
3,000	PepsiAmericas, Inc.(b)	71,010
17,394	PepsiCo, Inc.	1,157,745

		4,249,119

Food & Staples Retailing 2.5%
35,100	CVS Caremark Corp.	1,281,150
19,100	Kroger Co. (The)	540,148
30,000	Safeway, Inc.(b)	801,600
40,870	Wal-Mart Stores, Inc.	2,395,799

		5,018,697

Food Products 1.0%
15,538	Archer-Daniels-Midland Co.(b)	444,853
2,000	Bunge Ltd.	197,840
2,100	General Mills, Inc.(b)	135,219
14,630	Kraft Foods, Inc. (Class A)(b)	465,527
60,300	Sara Lee Corp.	823,698

		2,067,137

Household Products 2.5%
8,270	Colgate-Palmolive Co.	614,213
18,400	Kimberly-Clark Corp.	1,064,072
53,964	Procter & Gamble Co.	3,533,563

		5,211,848

Tobacco 2.1%
70,200	Altria Group, Inc.	1,428,570
303	Lorillard, Inc.(a)	20,334
37,900	Philip Morris International, Inc.(b)	1,957,535
16,000	Reynolds American, Inc.(b)	893,280

		4,299,719

ENERGY 15.3%
Energy Equipment & Services 3.1%
30,100	Cameron International Corp.(a)(b)	1,437,576
700	ENSCO International, Inc.	48,398
2,000	FMC Technologies, Inc.(a)	123,560
24,700	Halliburton Co.	1,107,054
27,000	Noble Corp.	1,400,490
2,800	Pride International, Inc.(a)	108,528
19,700	Schlumberger Ltd.	2,001,520
1,200	Smith International, Inc.	89,256
2,300	Unit Corp.(a)	155,365

		6,471,747

Oil, Gas & Consumable Fuels 12.2%
4,300	Anadarko Petroleum Corp.	249,013
4,400	Apache Corp.	493,548
15,800	Chesapeake Energy Corp.(b)	792,370
52,784	Chevron Corp.	4,463,415
36,400	ConocoPhillips	2,970,968
11,700	Devon Energy Corp.	1,110,213
111,574	Exxon Mobil Corp.(b)	8,973,897
9,900	Hess Corp.	1,003,860
33,200	Marathon Oil Corp.	1,642,404
16,500	Occidental Petroleum Corp.	1,300,695
12,500	Southwestern Energy Co.(a)	453,875
45,800	Williams Cos., Inc. (The)	1,467,890

		24,922,148

FINANCIALS 13.6%
Capital Markets 2.4%
17,200	Bank of New York Mellon Corp. (The)	610,600
1,400	Franklin Resources, Inc.	140,854
13,780	Goldman Sachs Group, Inc. (The)(b)	2,536,071
11,800	Janus Capital Group, Inc.(b)	358,012
24,500	Morgan Stanley(b)	967,260
4,600	Raymond James Financial, Inc.	132,940
3,300	State Street Corp.	236,412

		4,982,149

Commercial Banks 2.1%
12,800	Central Pacific Financial Corp.	141,696
6,600	Huntington Bancshares, Inc.(b)	46,332
10,200	Oriental Financial Group, Inc.	177,174
24,400	Provident Bankshares Corp.(b)	222,040
19,591	U.S. Bancorp(b)	599,681
81,500	Wachovia Corp.(b)	1,407,505
55,220	Wells Fargo & Co.(b)	1,671,509

		4,265,937

Consumer Finance 0.7%
20,100	Capital One Financial Corp.(b)	841,386
46,400	Discover Financial Services(b)	679,760

		1,521,146

Diversified Financial Services 3.4%
119,633	Bank of America Corp.(b)	3,935,926
29,000	Citigroup, Inc.	542,010
63,800	JPMorgan Chase & Co.	2,592,194

		7,070,130

Insurance 3.6%
6,300	Allied World Assurance Co. Holdings Ltd.	262,143
20,200	Allstate Corp. (The)	933,644
12,400	American Financial Group, Inc.	359,228
9,400	American Physicians Capital, Inc.	467,932
4,200	Arch Capital Group Ltd.(a)	292,866
11,050	Chubb Corp.	530,842
4,500	Genworth Financial, Inc. (Class A)	71,865
13,300	Hartford Financial Services Group, Inc.(b)	843,087
4,667	Loews Corp.	207,962
4,500	MetLife, Inc.(b)	228,465
33,300	Montpelier Re Holdings Ltd.	522,810
18,700	Platinum Underwriters Holdings Ltd.	675,070
5,100	SeaBright Insurance Holdings, Inc.(a)	58,650
37,697	Travelers Cos., Inc. (The)	1,663,191
14,100	XL Capital Ltd. (Class A)	252,249

		7,370,004

Real Estate Investment Trusts 1.2%
10,100	Annaly Mortgage Management, Inc.(b)	152,207
28,400	Brandywine Realty Trust(b)	455,820
11,200	CBL & Associates Properties, Inc.(b)	217,504
12,000	General Growth Properties, Inc.	328,920
9,600	Glimcher Realty Trust	89,376
36,900	Host Hotels & Resorts, Inc.(b)	483,759
4,500	Lexington Realty Trust	64,800
44,600	Sunstone Hotel Investors, Inc.(b)	577,124

		2,369,510

Thrifts & Mortgage Finance 0.2%
1,700	First Financial Holdings, Inc.	33,966
7,300	Hudson City Bancorp, Inc.(b)	133,298
11,200	Washington Federal, Inc.	208,320

		375,584

HEALTHCARE 13.8%
Biotechnology 0.3%
6,700	Biogen Idec, Inc.(a)	467,392
400	Genzyme Corp.(a)	30,660
1,600	Martek Biosciences Corp.(a)(b)	60,176

		558,228

Healthcare Equipment & Supplies 3.6%
3,600	Alcon, Inc.	620,748
12,500	Baxter International, Inc.	857,625
23,200	Becton, Dickinson & Co.	1,969,912
20,900	Covidien Ltd.	1,029,116
7,900	Hospira, Inc.(a)	301,464
46,000	Medtronic, Inc.	2,430,180
3,400	St. Jude Medical, Inc.(a)	158,372

		7,367,417

Healthcare Providers & Services 1.8%
3,500	Aetna, Inc.	143,535
6,300	CIGNA Corp.	233,226
28,600	Express Scripts, Inc.(a)(b)	2,017,444
14,700	Humana, Inc.(a)	645,477
21,800	UnitedHealth Group, Inc.	612,144

		3,651,826

Life Sciences, Tools & Services 0.6%
13,100	Charles River Laboratories International, Inc.(a)(b)	870,626
2,200	Dionex Corp.(a)	152,944
3,100	Thermo Fisher Scientific, Inc.(a)	187,612

		1,211,182

Pharmaceuticals 7.5%
9,300	Abbott Laboratories	523,962
11,000	Allergan, Inc.	571,230
66,100	Bristol-Myers Squibb Co.	1,396,032
28,500	Eli Lilly & Co.	1,342,635
3,200	Forest Laboratories, Inc.(a)	113,632
63,299	Johnson & Johnson	4,334,082
119,200	King Pharmaceuticals, Inc.(a)	1,371,992
9,800	Medicines Co. (The)(a)	217,658
51,000	Merck & Co., Inc.	1,677,900
137,910	Pfizer, Inc.	2,574,780
13,600	Warner Chilcott Ltd. (Class A)(a)	229,976
28,400	Wyeth	1,150,768

		15,504,647

INDUSTRIALS 12.7%
Aerospace/Defense 3.9%
14,800	Boeing Co.	904,428
7,800	General Dynamics Corp.	695,292
9,000	Honeywell International, Inc.	457,560
4,200	L-3 Communications Holdings, Inc.	414,498
10,800	Lockheed Martin Corp.	1,126,764
27,300	Northrop Grumman Corp.	1,839,747
27,500	Raytheon Co.	1,565,575
16,000	United Technologies Corp.	1,023,680

		8,027,544

Air Freight & Logistics 0.1%
1,400	United Parcel Service, Inc. (Class B)	88,312

Construction & Engineering 0.3%
7,400	Fluor Corp.	601,990
1,100	Perini Corp.(a)	30,096

		632,086

Electrical Equipment 1.0%
2,900	Acuity Brands, Inc.	118,494
38,400	Emerson Electric Co.	1,870,080

		1,988,574

Industrial Conglomerates 2.9%
1,900	3M Co.	133,741
137,300	General Electric Co.	3,884,217
44,400	Tyco International Ltd.	1,978,464

		5,996,422

Machinery 2.3%
23,500	Caterpillar, Inc.(b)	1,633,720
18,600	Cummins, Inc.	1,233,924
6,300	Eaton Corp.	447,552
3,200	Illinois Tool Works, Inc.(b)	149,920
20,000	Ingersoll-Rand Co. Ltd. (Class A)	720,000
9,450	Parker Hannifin Corp.	582,876

		4,767,992

Road & Rail 2.2%
1,400	Burlington Northern Santa Fe Corp.	145,782
30,200	CSX Corp.	2,040,916
17,300	Norfolk Southern Corp.	1,244,216
7,800	Ryder System, Inc.	514,488
7,100	Union Pacific Corp.	585,324

		4,530,726

INFORMATION TECHNOLOGY 16.6%
Communications Equipment 2.5%
7,200	Avocent Corp.(a)	171,216
50,550	Cisco Systems, Inc.(a)	1,111,595
23,200	Juniper Networks, Inc.(a)(b)	603,896
58,800	QUALCOMM, Inc.	3,253,992

		5,140,699

Computers & Peripherals 5.9%
6,790	Apple, Inc.(a)	1,079,271
92,900	Dell, Inc.(a)(b)	2,282,553
21,500	EMC Corp.(a)	322,715
78,225	Hewlett-Packard Co.	3,504,479
30,170	International Business Machines Corp.	3,861,156
11,100	Lexmark International, Inc. (Class A)(a)	389,388
28,700	QLogic Corp.(a)(b)	540,708
2,800	Western Digital Corp.(a)	80,612

		12,060,882

Electronic Equipment & Instruments 0.5%
7,600	Agilent Technologies, Inc.(a)	274,056
4,300	Daktronics, Inc.(b)	76,755
18,500	Tyco Electronics Ltd.	613,090

		963,901

Internet Software & Services 0.3%
1,500	Google, Inc. (Class A)(a)	710,625

IT Services 0.8%
34,500	Accenture Ltd. (Class A)	1,440,720
1,000	Mastercard, Inc. (Class A)(b)	244,150

		1,684,870

Office Electronics
6,200	Xerox Corp.	84,568

Semiconductors & Semiconductor Equipment 2.5%
37,500	Analog Devices, Inc.(b)	1,144,125
57,600	Broadcom Corp. (Class A)(a)	1,399,104
45,400	Intel Corp.(b)	1,007,426
11,600	LSI Corp.(a)(b)	80,504
9,200	Micrel, Inc.	87,584
51,800	National Semiconductor Corp.	1,085,210
6,000	Silicon Laboratories, Inc.(a)	196,260
3,000	Texas Instruments, Inc.	73,140

		5,073,353

Software 4.1%
25,800	Adobe Systems, Inc.(a)	1,066,830
198,300	Microsoft Corp.	5,100,276
48,300	Oracle Corp.(a)	1,039,899
55,700	Symantec Corp.(a)(b)	1,173,599

		8,380,604

MATERIALS 3.6%
Chemicals 2.3%
21,300	E.I. du Pont de Nemours & Co.	933,153
4,700	Eastman Chemical Co.	281,812
11,900	Monsanto Co.	1,417,409
7,600	Mosaic Co. (The)(a)	966,796
18,900	Terra Industries, Inc.	1,020,600

		4,619,770

Containers & Packaging 0.1%
5,100	Greif, Inc. (Class A)	310,284

Metals & Mining 1.2%
10,500	Freeport-McMoRan Copper & Gold, Inc.	1,015,875
15,800	Newmont Mining Corp.	757,768
3,700	United States Steel Corp.(b)	593,332

		2,366,975

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 3.2%
96,168	AT&T, Inc.	2,962,936
87,000	Verizon Communications, Inc.	2,961,480
59,900	Windstream Corp.	714,008

		6,638,424

Wireless Telecommunication Services
1	Sprint Nextel Corp.	4

UTILITIES 2.9%
Electric Utilities 1.9%
16,900	American Electric Power Co., Inc.	667,550
53,200	Duke Energy Corp.(b)	935,256
29,800	Edison International	1,440,532
4,100	Entergy Corp.	438,372
13,300	Pepco Holdings, Inc.	331,702

		3,813,412

Independent Power Producers & Energy Traders 0.7%
51,900	AES Corp. (The)(a)	837,666
19,200	NRG Energy, Inc.(a)(b)	696,768

		1,534,434

Multi-Utilities 0.3%
2,700	Ameren Corp.	110,943
9,300	Dominion Resources, Inc.(b)	410,874

		521,817

	Total long-term investments (cost $165,937,890)	202,060,361

Principal Amount (000)
SHORT-TERM INVESTMENTS 27.7%
United States Government Security 0.1%
$230	United States Treasury Bill, 1.85%, 9/18/08(c)(d) (cost $229,434)	229,498

Shares
Affiliated Money Market Mutual Fund 27.6%
56,575,449	Dryden Core Investment Fund – Taxable Money Market Series (cost $56,575,449; includes 53,700,820 of cash collateral received for securities on loan)(e)(f)	56,575,449

	Total short-term investments (cost $56,804,883)	56,804,947

	Total Investments 126.3% (cost $222,742,773)(g)	258,865,308
	Liabilities in excess of other assets(h) (26.3%)	(53,961,776)

	Net Assets 100.0%	$204,903,532

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $51,070,728; cash collateral of $53,700,820 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or a portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$223,527,749	$39,988,634	$(4,651,075)	$35,337,559

The difference between book basis and the tax basis is primarily attributable to deferred losses on wash sales.

(h)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contracts outstanding at July 31, 2008:

Number of Contracts	Type	Expiration Date	Value at July 31, 2008	Value at Trade Date	Unrealized Appreciation
8	Long Positions: S&P 500 Index	Sep. 2008	$2,534,200	$2,507,025	$27,175

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax-Managed Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 24, 2008

*	Print the name and title of each signing officer under his or her signature.